Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes

3.      TAXES

The reconciliation of the expected provision for income tax expense to the actual provision for income tax expense reported in the consolidated statements of operations and comprehensive earnings for the years ended December 31, 2015 and 2014 is as follows:

	2015	2014
Earnings before income taxes	$16,957	$20,624
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2014 - 26.5%)	4,494	5,465
Permanent differences	380	2,471
Effect of change in tax rates	154	-
Foreign withholding taxes paid	496	212
Foreign rate differential	(683)	(918)
Prior year adjustments	(1,180)	343
Increase in valuation allowance	3,260	3,340
Provision for income tax expense	$6,921	$10,913

During the years ended December 31, 2015 and 2014, the reported earnings before income taxes includes foreign losses of $8,299 and $7,940, respectively.

The significant components of the Company’s deferred income tax assets and liabilities as at December 31, 2015 and 2014 are as follows:

	2015	2014
Tax loss carryforwards	$26,155	$29,730
Scientific research and experimental development ("SR&ED") carryforwards	5,051	5,251
Share issue costs	-	213
Investment tax credits	4,151	4,571
Accounts payable and accrued liabilities	1,291	2,558
Difference between tax and book value of finance obligations	(343)	(693)
Difference between tax and book value of capital and intangible assets	(1,072)	(6,758)
Difference between tax and book value of loan receivable	27	36
Total deferred income tax asset	35,260	34,908
Valuation allowance	(17,583)	(14,323)
Net deferred income tax asset	$17,677	$20,585

Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses. The amount of the deferred income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. The valuation allowance consists of $7,165 in Canada and $10,418 in the US.

As at December 31, 2015, the Company had unused non-capital tax losses of approximately $77,647 (2014 - $92,396) that are due to expire as follows:

	U.S. Tax Losses	Canadian Tax Losses
2021	$203	$-
2022	603	-
2023	616	-
2024	-	-
2025	-	-
2026	-	-
2027	-	-
2028	1	-
2029	9	1
2030	414	9,221
2031	3,026	2,442
2032	2,084	6,518
2033	4,807	30,139
2034	7,629	4,332
2035	3,685	1,917
	$23,077	$54,570

The Company also has investment tax credits of $5,647, that expire in various amounts from 2017 to 2032, $22,068 of capital losses carried forward with no expiry date, and SR&ED expenditure pool of $19,061 (2014 - $19,813) with no expiry date. Investment tax credits, which are earned as a result of qualifying SR&ED expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

The Company had no uncertain income tax positions for the years ended December 31, 2015 and 2014.

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax provision. In the years ended December 31, 2015 and 2014, there were no interest or penalties included in the income tax provision.

The Company files Canadian and U.S. federal and state income tax returns. The Company is subject to examination by the tax authorities for the tax years ended 2009 through 2014.